RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2020	2019
Other accounts payable and accrued expenses (Note 5)	$15	$10

2.	Transactions with related parties:

	Year ended December 31,
	2020	2019	2018
Amounts charged by related parties:
Cost of revenues	$47	$44	$37
Operating expenses	116	125	148
	$163	$169	$185